Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax
16. Income Tax
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Current:
Federal	$1,384	$901	$789
State and local	20	3	2
Foreign	36	74	176
Subtotal	1,440	978	967
Deferred:
Federal	315	538	(411)
Foreign	27	16	125
Subtotal	342	554	(286)
Provision for income tax expense (benefit)	$1,782	$1,532	$681

The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Income (loss) from continuing operations:
Domestic	$4,467	$5,335	$2,540
Foreign	72	56	282
Total	$4,539	$5,391	$2,822

The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Tax provision at U.S. statutory rate	$1,589	$1,887	$988
Tax effect of:
Dividend received deduction	(82)	(82)	(66)
Tax-exempt income	(24)	(40)	(42)
Prior year tax (1)	558	11	29
Low income housing tax credits	(221)	(205)	(190)
Other tax credits	(68)	(66)	(44)
Foreign tax rate differential	(4)	—	2
Change in valuation allowance	(1)	—	(4)
Other, net	35	27	8
Provision for income tax expense (benefit)	$1,782	$1,532	$681

______________
(1) As discussed further below, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2015	2014
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$1,888	$1,577
Net operating loss carryforwards	26	29
Employee benefits	922	1,015
Tax credit carryforwards	700	979
Litigation-related and government mandated	231	259
Other	438	309
Total gross deferred income tax assets	4,205	4,168
Less: Valuation allowance	21	22
Total net deferred income tax assets	4,184	4,146
Deferred income tax liabilities:
Investments, including derivatives	3,025	2,402
Intangibles	53	72
DAC	1,461	1,568
Net unrealized investment gains	2,528	3,903
Other	5	36
Total deferred income tax liabilities	7,072	7,981
Net deferred income tax asset (liability)	$(2,888)	$(3,835)

The Company also has recorded a valuation allowance charge of $1 million related to certain state net operating loss carryforwards. The valuation allowance reflects management’s assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.
The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2015.

	Net Operating Loss Carryforwards
	Domestic	State
	(In millions)
Expiration
2016-2020	$—	$31
2021-2025	—	50
2026-2030	—	41
2031-2035	14	12
Indefinite	—	—
	$14	$134

The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2016-2020	$—	$—	$—
2021-2025	—	185	—
2026-2030	103	—	—
2031-2035	519	—	—
Indefinite	—	—	123
	$622	$185	$123

The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included $124 million, ($24) million and $157 million for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed - in April 2015, the Company received a Statutory Notice of Deficiency (the “Notice”) and paid the tax thereon in September 2015 (see additional details below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company’s consolidated financial statements.
The Company recorded a non-cash charge to net income of $792 million, net of tax, during the third quarter of 2015. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company’s consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company’s action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.
There has been no change in the Company’s position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company’s position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.
Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002 and will subsequently file a claim for a refund. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest.
The Company’s liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company’s effective tax rate for a particular future period.
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$546	$532	$532
Additions for tax positions of prior years (1)	558	27	50
Reductions for tax positions of prior years	—	(13)	(4)
Additions for tax positions of current year	4	3	3
Settlements with tax authorities	(33)	(3)	(49)
Balance at December 31,	$1,075	$546	$532
Unrecognized tax benefits that, if recognized would impact the effective rate	$1,060	$497	$491
__________
(1) The significant increase in 2015 is related to the non-cash charge discussed above.
The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.
Interest was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Interest recognized on the consolidated statements of operations (1)	$382	$37	$17

		December 31,
		2015	2014
		(In millions)
Interest included in other liabilities on the consolidated balance sheets (1)		$647	$265

___________
(1) The significant increase in 2015 is related to the non-cash charge discussed above.
The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.
The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction (“DRD”), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $76 million, $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.